Deconsolidation of Roan Hk (Details) - Schedule of Controlling Financial Interest in That Subsidiary or Group of Assets - Fair Value, Recurring [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Deconsolidation of Roan Hk (Details) - Schedule of Controlling Financial Interest in That Subsidiary or Group of Assets [Line Items]
Consideration	$ 282
Less: carrying amount of ROAN HK’s net assets	(492,495)
Gain from deconsolidation	492,777
Other comprehensive loss	(2,494)
Net gain from deconsolidation of subsidiaries	$ 490,283